SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 125,000,000	$ 125,000,000
Common shares, par value (in dollars per share)	$ 1	$ 1
Common shares, authorized (in shares)	125,000,000	125,000,000
Common shares, issued	79,225,000	79,125,000
Share capital, shares issued (in shares)	79,225,000	79,125,000
Amortization of deferred equity contributions	$ 7,600,000	$ 16,200,000